UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

The Direxion Funds
(Exact name of registrant as specified in charter)

Daniel O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Item 1. Schedule of Investments.

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	9,489,405
TOTAL NET ASSETS - 100.0%	$9,489,405

Percentages are stated as a percent of net assets.
(a) $3,400,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	25,745	$ 19,291,674	0.20%	11/20/2012	$ (282,379)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	5,943,872
TOTAL NET ASSETS - 100.0%	$5,943,872

Percentages are stated as a percent of net assets.
(a) $1,420,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund
Short Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	16,145	$ 10,918,620	(0.70%)	12/21/2012	$ (982,212)

Direxion Monthly 10 Year Note Bull 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	38,653,975
TOTAL NET ASSETS - 100.0%	$38,653,975

Percentages are stated as a percent of net assets.
(a) $10,850,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	65,109	$ 77,170,048	(0.55%)	10/9/2012	$ 96,134

Direxion Monthly 10 Year Note Bear 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities -100.0% (a)	27,300,097
TOTAL NET ASSETS - 100.0%	$27,300,097

Percentages are stated as a percent of net assets.
(a) $8,965,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund
Short Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Index	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	46,015	$ 54,661,310	(0.05%)	6/14/2012	$ 36,720

Dynamic HY Bond Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 70.0%
1,098,493	iShares iBoxx $ High Yield Corporate Bond Fund	$95,129,494
2,511,277	SPDR Barclays Capital High Yield Bond ETF	95,127,173
	TOTAL INVESTMENT COMPANIES (Cost $195,227,725)	$190,256,667

	TOTAL INVESTMENTS (Cost $195,227,725) - 70.0%	$190,256,667
	Other Assets in Excess of Liabilities - 30.0% (a)	81,463,669
	TOTAL NET ASSETS - 100.0%	$271,720,336

Percentages are stated as a percent of net assets.
(a) $1,829,000 of cash is pledged as collateral for swap contracts.

Dynamic HY Bond Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Appreciation
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	392,420	$ 40,625,713	(0.45%)	4/13/2012	$ 178,012

HY Bear Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%	10,288,313
TOTAL NET ASSETS - 100.0%	$10,288,313

Percentages are stated as a percent of net assets.
(a) $4,020,000 of cash is pledged as collateral for swap contracts.

HY Bear Fund
Short Equity Swap Contracts
November 30, 2011 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	(Depreciation)
Credit Suisse Capital, LLC	iShares Barclays 7-10 Year Treasury Bond Fund	14,575	$ 1,525,697	(0.55%)	4/13/2012	$ 10,846
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	40,945	3,387,521	(0.75%)	4/13/2012	(160,030)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	93,550	3,407,345	(2.25%)	4/13/2012	(141,481)
		149,070	$ 8,320,563			$ (290,665)

Direxion Monthly Commodity Bull 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0%(a)	19,536,340
TOTAL NET ASSETS - 100.0%	$19,536,340

Percentages are stated as a percent of net assets.
(a) $10,218,047 of cash is pledged as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Paid	Date	(Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	21,845	$ 21,964,979	(0.73%)	3/23/2012	$ (2,377,145)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	270	270,832	(0.73%)	7/27/2012	(31,163)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,210	1,194,013	(0.73%)	8/1/2012	(111,978)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	2,830	2,353,621	(0.73%)	9/4/2012	179,600
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	220	185,972	(0.73%)	9/11/2012	8,844
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	430	390,462	(0.73%)	9/17/2012	(7,810)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,410	1,223,377	(0.73%)	9/18/2012	35,547
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	3,350	2,928,035	(0.73%)	10/1/2012	59,243
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	110	85,361	(0.73%)	10/23/2012	10,554
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	250	199,845	(0.73%)	10/26/2012	21,047
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	970	796,823	(0.73%)	11/13/2012	66,537
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,130	962,658	(0.73%)	11/19/2012	43,545
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	8,910	7,773,203	(0.73%)	11/30/2012	174,123
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	130	117,023	(0.73%)	12/4/2012	(3,352)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	110	98,597	(0.73%)	12/17/2012	(2,924)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	240	200,879	(0.73%)	12/21/2012	10,583
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	140	117,177	(0.73%)	12/24/2012	5,231
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	350	311,706	(0.73%)	12/31/2012	(2,077)
		43,905	$ 41,174,563			$ (1,921,595)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities - 100.0% (a)	13,255,354
TOTAL NET ASSETS - 100.0%	$13,255,354

Percentages are stated as a percent of net assets.
(a) $8,166,532 of cash is pledged as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	662,260	$ 26,516,890	(1.12%)	12/31/2012	$ (10,032)

Direxion Monthly Emerging Markets Bear 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities -100.0% (a)	8,924,559
TOTAL NET ASSETS - 100.0%	$8,924,559

Percentages are stated as a percent of net assets.
(a) $2,090,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund
Short Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Paid	Date	Depreciation
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	133,739	$ 4,843,950	(0.04%)	12/24/2012	$ (510,970)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	1,450	54,857	(0.03%)	12/28/2012	(3,201)
Bank of America Merrill Lynch	iShares MSCI Emerging Market Index Fund	309,305	12,219,409	(0.03%)	12/31/2012	(165,164)
		444,494	$ 17,118,216			$ (679,335)

Direxion Monthly China Bull 2X Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities -100.0% (a)	6,361,807
TOTAL NET ASSETS - 100.0%	$6,361,807

Percentages are stated as a percent of net assets.
(a) $3,190,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund
Long Equity Swap Contracts
November 30, 2011 (Unaudited)

		Number of	Notional	Interest Rate	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Received	Date	Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	350,923	$ 12,771,508	0.25%	11/14/2012	$ (45,586)

U.S. Government Money Market Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 98.8%
MONEY MARKET FUNDS - 98.8%
27,523,413	Goldman Sachs Financial Square Federal Fund, 0.02%(a)	$27,523,413
	TOTAL SHORT TERM INVESTMENTS (Cost $27,523,413)	$27,523,413

	TOTAL INVESTMENTS (Cost $27,523,413) - 98.8%	$27,523,413
	Other Assets in Excess of Liabilities - 1.2%	323,204
	TOTAL NET ASSETS - 100.0%	$27,846,617

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2011.

Evolution Managed Bond Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 96.6%
24,399	AllianceBernstein Global High Income Fund	$352,566
30,594	BlackRock Corporate High Yield Fund VI	355,196
36,494	BlackRock Credit Allocation Income Trust II	354,722
26,104	BlackRock Floating Rate Income Strategies Fund	347,966
15,300	iShares Barclays 1-3 Year Credit Bond Fund	1,587,987
51,754	iShares Barclays 1-3 Year Treasury Bond Fund	4,375,283
36,055	iShares Barclays 3-7 Year Treasury Bond Fund	4,378,158
145,906	iShares Barclays 7-10 Year Treasury Bond Fund	15,159,633
70,737	iShares Barclays 20+ Year Treasury Bond Fund	8,338,478
114,145	iShares Barclays Aggregate Bond Fund	12,485,180
45,600	iShares Barclays MBS Bond Fund	4,915,680
22,977	iShares Barclays Short Treasury Bond Fund	2,532,295
71,339	iShares Barclays TIPS Bond Fund	8,328,115
49,828	iShares S&P National AMT-Free Municipal Bond Fund	5,290,239
50,428	MFS Charter Income Trust	450,322
64,337	MFS Government Markets Income Trust	440,709
55,353	MFS Intermediate Income Trust	352,599
68,510	Putnam Premier Income Trust	352,827
53,300	SPDR Barclays Capital 1-3 Month T-Bill ETF	2,443,272
22,976	Templeton Emerging Markets Income Fund	349,005
326,560	Vanguard Total Bond Market ETF	27,222,042
23,857	Wells Fargo Advantage Multi-Sector Income Fund	345,449
18,290	Western Asset Emerging Markets Debt Fund	350,619
36,299	Western Asset High Income Fund II	352,100
26,942	Western Asset/Claymore - Linked Opportunities & Income Fund	344,588
	TOTAL INVESTMENT COMPANIES (Cost $97,912,092)	$101,805,030

	TOTAL INVESTMENTS (Cost $97,912,092) - 96.6%	$101,805,030
	Other Assets in Excess of Liabilities - 3.4%	3,618,501
	TOTAL NET ASSETS - 100.0%	$105,423,531

Percentages are stated as a percent of net assets.

Evolution Managed Bond Fund
Short Futures Contracts
November 30, 2011 (Unaudited)
		Unrealized
Contracts		Appreciation
26	U.S. Long Bond Index Future
	Expiring December 2011 (Underlying Face Amount at Market Value $3,679,000)	$94,952

Evolution All-Cap Equity Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 59.9%
Administrative and Support Services - 0.6%
998	Liquidity Services, Inc.(a)	$33,992
2,787	Rollins, Inc.	61,871
742	Websense, Inc.(a)	13,438
		109,301
Air Transportation - 0.1%
1,664	Delta Air Lines, Inc.(a)	13,512

Apparel Manufacturing - 0.6%
826	Lululemon Athletica, Inc. (Canada)(a)	41,052
487	True Religion Apparel, Inc.(a)	17,142
296	UniFirst Corp.	17,118
246	VF Corp.	34,118
		109,430
Chemical Manufacturing - 5.8%
3,189	Akorn, Inc.(a)	34,314
3,360	ARIAD Pharmaceuticals, Inc.(a)	40,622
104	CF Industries Holdings, Inc.	14,539
13,616	Depomed, Inc.(a)	66,310
1,037	Ecolab, Inc.	59,130
2,122	Forest Laboratories, Inc.(a)	63,575
323	Gilead Sciences, Inc.(a)	12,872
6,533	Hi-Tech Pharmacal Co., Inc.(a)	271,250
1,935	Jazz Pharmaceuticals, Inc.(a)	76,665
1,076	LSB Industries, Inc.(a)	33,646
307	Pharmasset, Inc.(a)	40,214
1,907	Questcor Pharmaceuticals, Inc.(a)	85,720
1,191	Spectrum Pharmaceuticals, Inc.(a)	16,495
3,367	The Medicines Co.(a)	63,670
473	Vertex Pharmaceuticals, Inc.(a)	13,712
9,123	ViroPharma, Inc.(a)	219,043
		1,111,777
Clothing and Clothing Accessories Stores - 2.4%
272	Genesco, Inc.(a)	16,061
1,223	Ross Stores, Inc.	108,957
780	Tiffany & Co.	52,291
4,409	The Buckle, Inc.	176,184
1,787	The TJX Companies, Inc.	110,258
		463,751

Computer and Electronic Product Manufacturing - 1.6%
119	Apple, Inc.(a)	45,482
848	Dell, Inc.(a)	13,364
6,936	Intel Corp.	172,776
939	InterDigital, Inc.	41,278
630	Netlogic Microsystems, Inc.(a)	31,135
		304,035
Credit Intermediation and Related Activities - 1.3%
2,499	1st Source Corp.	62,750
4,045	Advance America Cash Advance Centers, Inc.	34,463
2,608	Cash America International, Inc.	129,644
3,422	CVB Financial Corp.	33,638
		260,495
Educational Services - 0.1%
728	Bridgepoint Education, Inc.(a)	16,016

Fabricated Metal Product Manufacturing - 0.2%
667	Chart Industries, Inc.(a)	40,594

Food Manufacturing - 1.3%
1,507	B&G Foods, Inc.	33,440
8,498	Flowers Foods, Inc.	168,006
787	Green Mountain Coffee Roasters, Inc.(a)	41,262
		242,708

Food Services and Drinking Places - 1.6%
2,392	Darling International, Inc.(a)	34,373
1,018	Dominos Pizza, Inc.(a)	33,533
2,438	McDonald's Corp.	232,878
		300,784
Funds, Trusts, and Other Financial Vehicles - 1.7%
8,381	Centene Corp.(a)	324,428

Furniture and Related Product Manufacturing - 0.6%
656	Herman Miller, Inc.	14,163
5,537	Select Comfort Corp.(a)	102,601
		116,764
Gasoline Stations - 0.1%
632	Susser Holdings Corp.(a)	14,523

General Merchandise Stores - 2.6%
1,722	Dollar Tree, Inc.(a)	140,326
1,895	Family Dollar Stores, Inc.	112,601
412	O' Reilly Automotive, Inc.(a)	31,823
1,626	PriceSmart, Inc.	110,324
1,554	Tractor Supply Co.	112,245
		507,319
Health and Personal Care Stores - 2.1%
6,898	CVS Caremark Corp.	267,918
481	Ulta Salon, Cosmetics & Fragrance, Inc.(a)	33,492
2,932	Vitamin Shoppe, Inc.(a)	107,927
		409,337
Heavy and Civil Engineering Construction - 0.4%
2,615	Dycom Industries, Inc.(a)	52,431
2,085	MasTec, Inc.(a)	33,381
		85,812
Insurance Carriers and Related Activities - 2.4%
867	ACE Limited (Switzerland)	60,283
4,023	Aflac, Inc.	174,759
628	AmTrust Financial Services, Inc.	16,648
1,454	CIGNA Corp.	64,310
1,709	Healthspring, Inc.(a)	93,346
885	The Chubb Corp.	59,684
		469,030
Machinery Manufacturing - 0.5%
2,579	3D Systems Corp.(a)	40,258
763	Brunswick Corp.	14,207
152	Joy Global, Inc.	13,874
918	Sauer-Danfoss, Inc.(a)	34,508
		102,847
Management of Companies and Enterprises - 0.9%
3,999	AGL Resources, Inc.	164,879

Mining (except Oil and Gas) - 6.4%
2,600	Alliance Resource Partners, L.P.	185,770
183	BHP Billiton Ltd. ADR (Australia)	13,756
8,045	Coeur d' Alene Mines Corp.(a)	235,477
63,256	Denison Mines Corp. (Canada)(a)	90,456
11,051	Endeavour Silver Corp. (Canada)(a)	130,512
15,588	Hecla Mining Co.	96,490
28,199	North American Palladium Ltd. (Canada)(a)	89,109
12,625	Northern Dynasty Minerals Ltd. (Canada)(a)	89,764
3,395	Pilot Gold, Inc. (Canada)(a)	4,060
2,855	Richmont Mines, Inc. (Canada)(a)	34,089
417	Royal Gold, Inc.	33,965
1,142	Silver Standard Resources, Inc. (Canada)(a)	16,799
12,822	Yamana Gold, Inc.(Canada)	215,794
		1,236,041

Miscellaneous Manufacturing - 0.3%
1,364	Mako Surgical Corp.(a)	39,283
88	NewMarket Corp.	17,414
		56,697
Motion Picture and Sound Recording Industries - 0.1%
224	Netflix, Inc.(a)	14,455

Motor Vehicle and Parts Dealers - 0.8%
3,068	America's Car-Mart, Inc.(a)	110,264
40	AutoZone, Inc.(a)	13,135
1,537	Lithia Motors, Inc.	34,137
		157,536
Oil and Gas Extraction - 1.0%
466	Cabot Oil & Gas Corp.	41,283
5,640	First Majestic Silver Corp. (Canada)(a)	91,819
1,104	Gulfport Energy Corp.(a)	35,052
1,147	Stone Energy Corp.(a)	32,449
		200,603
Other Information Services - 0.1%
101	Baidu, Inc. ADR (China)(a)	13,230

Paper Manufacturing - 0.2%
1,096	Buckeye Technologies, Inc.	33,954

Petroleum and Coal Products Manufacturing - 1.9%
600	Chevron Corp.	61,692
4,080	CVR Energy, Inc.(a)	74,256
3,730	HollyFrontier Corp.	86,723
2,732	Tesoro Corp.(a)	65,267
6,045	Western Refining, Inc.(a)	71,875
		359,813
Pipeline Transportation - 0.5%
1,791	Atlas Pipeline Partners, L.P.	62,327
630	ONEOK Partners, L.P.	31,853
		94,180
Plastics and Rubber Products Manufacturing - 0.3%
988	The Goodyear Tire & Rubber Co.(a)	13,822
3,672	Zagg, Inc.(a)	42,228
		56,050
Professional, Scientific, and Technical Services - 1.1%
1,833	Accretive Health, Inc.(a)	42,306
166	Alliance Data Systems Corp.(a)	17,000
28	Priceline.com, Inc.(a)	13,605
1,034	Solarwinds, Inc.(a)	33,905
2,012	Teledyne Technologies, Inc.(a)	114,040
		220,856
Publishing Industries (except Internet) - 1.3%
1,396	Nuance Communications, Inc.(a)	34,314
3,622	SXC Health Solutions Corp.(a)	213,046
		247,360
Real Estate - 0.2%
1,124	Avis Budget Group, Inc.(a)	13,263
691	Extra Space Storage, Inc.	16,653
		29,916
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.1%
2,366	American Capital Ltd.(a)	16,491
485	CBOE Holdings, Inc.	13,056
		29,547
Support Activities for Mining - 0.8%
985	Helix Energy Solutions Group, Inc.(a)	17,474
5,070	RPC, Inc.	98,966
1,721	W&T Offshore, Inc.	34,455
		150,895
Telecommunications - 1.4%
1,715	AT&T, Inc.	49,701
1,242	Verizon Communications, Inc.	46,861
6,349	Vodafone Group PLC ADR (United Kingdom)	172,375
		268,937

Transportation Equipment Manufacturing - 0.2%
254	Goodrich Corp.	30,990
Utilities - 16.1%
1,173	ALLETE, Inc.	46,744
1,394	Ameren Corp.	47,131
4,186	American Electric Power Co., Inc.	166,100
7,942	Atmos Energy Corp.	271,696
13,399	Avista Corp.	334,975
4,575	Cleco Corp.	165,340
8,375	CMS Energy Corp.	175,205
2,768	Consolidated Edison, Inc.	164,475
2,219	Duke Energy Corp.	46,266
7,656	Exelon Corp.	339,237
4,044	IDACORP, Inc.	165,764
4,103	The Laclede Group, Inc.	164,653
2,946	NextEra Energy, Inc.	163,326
3,244	NorthWestern Corp.	113,151
2,347	Pepco Holdings, Inc.	46,424
4,469	PG&E Corp.	173,576
3,461	Pinnacle West Capital Corp.	164,086
1,737	PNM Resources, Inc.	33,194
852	Progress Energy, Inc.	46,332
1,818	Public Service Enterprise Group, Inc.	59,885
1,034	The Southern Co.	45,403
2,508	TECO Energy, Inc.	47,100
1,616	Vectren Corp.	47,026
1,795	Wisconsin Energy Corp.	59,558
		3,086,647
	Water Transportation - 0.2%
941	Golar LNG Ltd.	41,028
	TOTAL COMMON STOCKS (Cost $11,230,205)	$11,496,077

	INVESTMENT COMPANIES - 23.3%
8,720	iShares Barclays 20+ Year Treasury Bond Fund	$1,027,914
4,656	iShares Barclays Aggregate Bond Fund	509,273
2,311	iShares iBoxx $ Investment Grade Corporate Bond Fund	255,804
10,013	iShares MSCI BRIC Index Fund	384,800
15,356	PowerShares S&P 500 Low Volatility Portfolio	387,432
21,687	ProShares Short S&P 500 ETF(a)	889,167
12,322	Vanguard Total Bond Market ETF	1,027,162
	TOTAL INVESTMENT COMPANIES (Cost $4,506,361)	$4,481,552

	TOTAL INVESTMENTS (Cost $15,736,566) - 83.2%	$15,977,629
	Other Assets in Excess of Liabilities - 16.8%	3,225,863
	TOTAL NET ASSETS - 100.0%	$19,203,492

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.

Evolution All-Cap Equity Fund
Long Futures Contracts
November 30, 2011 (Unaudited)
		Unrealized
Contracts		Depreciation
42	NASDAQ-100 E-Mini Futures
	Expiring December 2011 (Underlying Face Amount at Market Value $1,926,330)	$(2,698)

Evolution All-Cap Equity Fund
Short Futures Contracts
November 30, 2011 (Unaudited)
		Unrealized
Contracts		Depreciation
23	E-Mini S&P 500 Futures
	Expiring December 2011 (Underlying Face Amount at Market Value $1,432,325)	$(673)

Evolution Market Leaders Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
COMMON STOCKS - 0.0%
Chemical Manufacturing - 0.0%
1	Inter Parfums, Inc.	$17
	TOTAL COMMON STOCKS (Cost $7)	$17

INVESTMENT COMPANIES - 91.1%
139,519	Consumer Discretionary Select Sector SPDR Fund	$5,404,966
105,767	Consumer Staples Select Sector SPDR Fund	3,373,967
240,752	First Trust Morningstar Dividend Leaders Index Fund	4,097,599
319,530	Guggenheim Multi-Asset Income ETF	6,489,654
33,800	iShares 10+ Year Credit Bond Fund	1,937,416
22,800	iShares Barclays 20+ Year Treasury Bond Fund	2,687,664
191,982	iShares Dow Jones Select Dividend Index Fund	10,142,409
14,005	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	951,500
18,853	iShares Dow Jones U.S. Utilities Sector Index Fund	1,622,678
81,889	iShares Morningstar Large Growth Index	5,427,603
25,590	iShares Morningstar Mid Core Index Fund	2,170,288
1	iShares MSCI All Peru Capped Index Fund	41
197,009	iShares Russell Top 200 Growth Index Fund	6,071,817
149,809	iShares S&P 500 Growth Index Fund	10,110,610
50,703	iShares S&P Global Consumer Staples Index Fund	3,361,102
19,700	PIMCO Broad U.S. TIPS Index Fund	1,148,510
373,523	PowerShares High Yield Equity Dividend Achievers Portfolio	3,365,442
178,024	PowerShares QQQ Trust	10,044,114
17,000	SPDR Barclays Capital Long Term Treasury ETF	1,160,760
47,000	SPDR Barclays Capital TIPS ETF	2,725,530
25,671	SPDR S&P 500 Growth ETF	1,495,593
33,400	SPDR S&P Dividend ETF	1,797,254
107,195	SPDR S&P Retail ETF	5,561,277
6,859	Utilities HOLDRs Trust	754,970
131,872	Utilities Select Sector SPDR Fund	4,643,213
41,549	Vanguard Consumer Staples ETF	3,376,687
23,100	Vanguard Long-Term Corporate Bond ETF	1,927,002
18,100	Vanguard Mid-Cap ETF	1,324,558
62,500	Vanguard Mid-Cap Value ETF	3,263,750
53,749	Vanguard Utilities ETF	4,036,131
84,062	WisdomTree Dividend ex-Financials Fund	4,295,568
98,472	WisdomTree Equity Income Fund	4,107,267
66,271	WisdomTree MidCap Dividend Fund	3,395,063
	TOTAL INVESTMENT COMPANIES (Cost $118,804,769)	$122,272,003

	TOTAL INVESTMENTS (Cost $118,804,776) - 91.1%	$122,272,020
	Other Assets in Excess of Liabilities - 8.9%	11,931,652
	TOTAL NET ASSETS - 100.0%	$134,203,672

Percentages are stated as a percent of net assets.

Evolution Alternative Investment Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 60.7%
56,493	American Century Long-Short Market Neutral Fund	$589,222
2,000	Biotech HOLDRs Trust	211,520
9,500	Central Fund of Canada	212,135
10,360	Diamond Hill Long-Short Fund	173,319
94,876	DWS Disciplined Market Neutral Fund	898,472
83,034	DWS Enhanced Commodity Strategy Fund	318,852
2,600	First Trust Utilities AlphaDEX Fund	46,228
84,969	Harbor Commodity Real Return Strategy Fund	635,567
16,327	Hatteras Alpha Hedged Strategies Fund	169,306
4,900	iShares Barclays 10-20 Year Treasury Bond Fund	638,862
5,700	iShares Barclays 20+ Year Treasury Bond Fund	671,916
1,600	iShares Barclays 7-10 Year Treasury Bond Fund	166,240
1,500	iShares Barclays Credit Bond Fund	160,395
1,400	iShares Barclays Intermediate Government/Credit Bond Fund	154,714
1,400	iShares Barclays TIPS Bond Fund	163,436
3,300	iShares Cohen & Steers Realty Majors Index Fund	223,311
900	iShares Dow Jones U.S. Consumer Services Sector Index Fund	63,477
3,600	iShares Dow Jones U.S. Healthcare Providers Index	213,084
6,500	iShares Dow Jones U.S. Pharmaceuticals Index Fund	479,895
1,600	iShares Dow Jones U.S. Real Estate Index Fund	88,224
4,000	iShares Dow Jones U.S. Utilities Sector Index Fund	344,280
15,300	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	196,758
3,600	iShares FTSE NAREIT Residential Plus Capped Index Fund	151,236
1,500	iShares JPMorgan USD Emerging Markets Bond Fund	162,810
1,400	iShares Nasdaq Biotechnology Index Fund	143,080
1,200	iShares S&P Global Utilities Sector Index Fund	51,588
2,300	Market Vectors Gold Miners ETF	139,127
123,808	MutualHedge Frontier Legends Fund	1,278,941
28,054	Permanent Portfolio	1,353,592
2,400	Pharmaceutical HOLDRs Trust	167,448
82,077	PIMCO Commodity Real Return Strategy Fund	630,353
1,600	PIMCO Investment Grade Corporate Bond Index Fund	162,112
19,700	PowerShares 1-30 Laddered Treasury Portfolio	627,839
13,600	PowerShares DB G10 Currency Harvest Fund	324,632
35,900	PowerShares DB US Dollar Bullish Fund	791,954
4,400	PowerShares Dynamic Leisure and Entertainment Portfolio	80,300
19,900	PowerShares Dynamic Pharmaceuticals Portfolio	541,678
6,100	PowerShares Dynamic Utilities Portfolio	98,637
23,300	PowerShares Preferred Portfolio	318,278
1,600	PowerShares S&P SmallCap Utilities Portfolio	48,192
5,700	ProShares UltraShort Consumer Services	94,871
4,000	Retail HOLDRs Trust	447,240
690	Rydex Precious Metals Fund	53,206
28,806	Schooner Fund	662,528
22,324	Schooner Global Absolute Return Fund	413,222
2	Sierra Core Retirement Fund	46
4,800	SPDR Barclays Capital Intermediate Term Corporate Bond ETF	158,592
2,100	SPDR Dow Jones International Real Estate ETF	71,904
3,300	SPDR Dow Jones REIT ETF	205,095
4,900	SPDR S&P Retail ETF	254,212
2,100	SPDR Wells Fargo Preferred Stock ETF	89,924
2,945	Tocqueville Gold Fund	239,221
62,632	Turner Medical Sciences Long/Short Fund	644,482
1,933	USAA Precious Metals and Minerals Fund	77,790
2,000	Utilities HOLDRs Trust	220,140
13,400	Utilities Select Sector SPDR Fund	471,814
7,100	Vanguard Long-Term Corporate Bond ETF	592,282
1,800	Vanguard REIT ETF	100,674
4,800	Vanguard Utilities ETF	360,443
24,800	WisdomTree Dreyfus Chinese Yuan ETF	635,128
	TOTAL INVESTMENT COMPANIES (Cost $19,112,569)	$19,683,824

	TOTAL INVESTMENTS (Cost $19,112,569) - 60.7%	$19,683,824
	Other Assets in Excess of Liabilities - 39.3%	12,756,523
	TOTAL NET ASSETS - 100.00%	$32,440,347

Percentages are stated as a percent of net assets.

Evolution Alternative Investment Fund
Short Futures Contracts
November 30, 2011 (Unaudited)

		Unrealized
Contracts		Depreciation
22	E-Mini S&P 500 Futures
	Expiring December 2011 (Underlying Face Amount at Market Value $1,370,050)	$(1,194)

HCM Freedom Fund
Schedule of Investments
November 30, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
Other Assets in Excess of Liabilities -100.0%	25,415,923
TOTAL NET ASSETS - 100.0%	$25,415,923

Percentages are stated as a percent of net assets.

VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2011:

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(282,379)	$-	$(282,379)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(982,212)	$-	$(982,212)

Direxion Monthly 10 Year Note Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$96,134	$-	$96,134

Direxion Monthly 10 Year Note Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$36,720	$-	$36,720

Dynamic HY Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$190,256,667	$-	$-	$190,256,667
Other Financial Instruments*	$-	$178,012	$-	$178,012

HY Bear Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(290,665)	$-	$(290,665)

Direxion Monthly Commodity Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(1,921,595)	$-	$(1,921,595)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(10,032)	$-	$(10,032)

Direxion Monthly Emerging Markets Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(679,335)	$-	$(679,335)

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$-	$(45,586)	$-	$(45,586)

U.S. Government Money Market Fund
	Level 1	Level 2	Level 3	Total
Short-Term Investments	$27,523,413	$-	$-	$27,523,413

Evolution Managed Bond Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$101,805,030	$-	$-	$101,805,030
Other Financial Instruments*	$94,952	$-	$-	$94,952

Evolution All-Cap Equity Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$11,496,077	$-	$-	$11,496,077
Investment Companies-Equity	$1,661,399	$-	$-	$1,661,399
Investment Companies-Fixed Income	$2,820,153	$-	$-	$2,820,153
Other Financial Instruments*	$(3,371)	$-	$-	$(3,371)

Evolution Market Leaders Fund
	Level 1	Level 2	Level 3	Total
Equity Securities	$17	$-	$-	$17
Investment Companies-Equity	$110,685,121	$-	$-	$110,685,121
Investment Companies-Fixed Income	$11,586,882	$-	$-	$11,586,882

Evolution Alternative Investment Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$16,024,626	$-	$-	$16,024,626
Investment Companies-Fixed Income	$3,659,198	$-	$-	$3,659,198
Other Financial Instruments*	$(1,194)	$-	$-	$(1,194)

For further information regarding industry classification, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at November 30, 2011 was as follows*:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Cost of investments	$0	$196,019,794	$0
Gross unrealized appreciation	$0	$586,926	$0
Gross unrealized depreciation	$(0)	$(6,350,053)	$(0)
Net unrealized appreciation/(depreciation)	$0	$(5,763,127)	$0

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund
Cost of investments	$0	$0	$0
Gross unrealized appreciation	$0	$0	$0
Gross unrealized depreciation	$(0)	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$0	$0	$0

	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund	Evolution Managed Bond Fund
Cost of investments	$0	$27,523,413	$99,363,791
Gross unrealized appreciation	$0	$0	$4,097,075
Gross unrealized depreciation	$(0)	$(0)	$(1,655,836)
Net unrealized appreciation/(depreciation)	$0	$0	$2,441,239

	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Cost of investments	$17,227,742	$120,796,699	$19,551,861
Gross unrealized appreciation	$650,360	$3,747,347	$639,777
Gross unrealized depreciation	$(1,900,473)	$(2,272,026)	$(507,814)
Net unrealized appreciation/(depreciation)	$(1,250,113)	$1,475,321	$131,963

HCM Freedom Fund
Cost of investments	$0
Gross unrealized appreciation	$0
Gross unrealized depreciation	$(0)
Net unrealized appreciation/(depreciation)	$0

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Direxion Funds
By (Signature and Title) /s/ Daniel D. O’Neill
   Daniel D. O’Neill, President

Date  January 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Daniel D. O’Neill
   Daniel D. O’Neill, President

Date  January 23, 2012

By (Signature and Title) /s/ Patrick J. Rudnick
  Patrick J. Rudnick, Principal Financial Officer

Date  January 23, 2012